Intangible Assets, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 705,958	$ 5,514,165	$ 6,160,391	$ 5,996,618
Impairment charge		$ 0	$ 0	$ 0